Related Party Transactions (Details) - Schedule of Company Paid or Accrued the Following Amounts - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Schedule of Company Paid or Accrued the Following Amounts [Abstract]
Share-based payment	$ 136,696	$ 373,180
Directors’ fees	125,715	119,011
Personnel	895,579	813,850
Total	$ 1,157,990	$ 1,306,041